T. ROWE PRICE All-Cap Opportunities Portfolio
March 31, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.5%
COMMUNICATION SERVICES 9.8%
Entertainment 2.5%
Netflix (1) 15,426 9,369
Sea, ADR (1) 65,669 3,527
12,896
Interactive Media & Services 5.8%
Alphabet, Class C (1) 73,931 11,257
Meta Platforms, Class A  32,972 16,010
Pinterest, Class A (1) 66,795 2,316
29,583
Wireless Telecommunication
Services 1.5%
T-Mobile U.S.  47,765 7,796
7,796
Total Communication Services 50,275
CONSUMER
DISCRETIONARY 10.9%
Automobiles 0.4%
Tesla (1) 12,700 2,233
2,233
Broadline Retail 5.0%
Amazon.com (1) 125,046 22,556
MercadoLibre  (1) 1,810 2,736
25,292
Hotels, Restaurants & Leisure 2.6%
Cava Group (1) 19,257 1,349
Chipotle Mexican Grill (1) 1,116 3,244
Marriott International, Class A  21,180 5,344
Planet Fitness, Class A (1) 50,623 3,170
13,107
Leisure Products 0.0%
Rad Power Bikes, Class A, Acquisition
Date: 9/16/21, Cost $885 (1)(2)(3) 92,335 29
29
Specialty Retail 2.3%
Carvana  (1) 20,300 1,784
Home Depot  25,328 9,716
11,500
Textiles, Apparel & Luxury
Goods 0.6%
On Holding, Class A (1) 81,343 2,878
2,878
Total Consumer Discretionary 55,039
CONSUMER STAPLES 2.3%
Beverages 1.5%
Coca-Cola  122,619 7,502
7,502
Household Products 0.8%
Colgate-Palmolive  45,500 4,097
4,097
Total Consumer Staples 11,599
Shares $ Value
(Cost and value in $000s)
‡
ENERGY 7.0%
Energy Equipment & Services 2.9%
Halliburton  107,600 4,242
Schlumberger  106,189 5,820
Seadrill (1) 88,852 4,469
14,531
Oil, Gas & Consumable Fuels 4.1%
Diamondback Energy  26,800 5,311
Exxon Mobil  77,300 8,985
Permian Resources  151,957 2,684
Southwestern Energy (1) 493,421 3,740
20,720
Total Energy 35,251
FINANCIALS 14.4%
Banks 2.1%
East West Bancorp  24,393 1,930
JPMorgan Chase  25,718 5,151
Wells Fargo  59,500 3,449
10,530
Capital Markets 1.3%
Charles Schwab  70,742 5,118
Evercore , Class A  8,340 1,606
6,724
Consumer Finance 0.7%
American Express  16,300 3,711
3,711
Financial Services 7.9%
Adyen (EUR) (1) 1,675 2,829
Apollo Global Management  27,100 3,047
Corpay  (1) 7,900 2,438
Fiserv (1) 37,855 6,050
Global Payments  45,300 6,055
Mastercard , Class A  8,902 4,287
Visa, Class A  56,358 15,728
40,434
Insurance 2.4%
Chubb  24,154 6,259
Marsh & McLennan  28,500 5,870
12,129
Total Financials 73,528
HEALTH CARE 11.5%
Biotechnology 0.8%
Argenx , ADR (1) 7,175 2,825
Immunocore Holdings, ADR (1) 11,961 778
Insmed  (1) 15,900 431
Prothena  (1) 8,900 220
4,254
Health Care Equipment &
Supplies 2.0%
Edwards Lifesciences (1) 29,100 2,781
Intuitive Surgical (1) 9,732 3,884
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $483 (1)(2)(3) 128,372 51

T. ROWE PRICE All-Cap Opportunities Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Stryker  9,484 3,394
10,110
Health Care Providers &
Services 3.9%
Cencora 23,800 5,783
Elevance Health  14,052 7,287
HCA Healthcare  9,623 3,210
Molina Healthcare (1) 8,153 3,349
19,629
Health Care Technology 0.7%
Veeva Systems, Class A (1) 14,985 3,472
3,472
Life Sciences Tools & Services 1.8%
Agilent Technologies  26,500 3,856
Thermo Fisher Scientific  9,151 5,319
9,175
Pharmaceuticals 2.3%
AstraZeneca, ADR  39,458 2,673
Eli Lilly  11,595 9,021
11,694
Total Health Care 58,334
INDUSTRIALS & BUSINESS
SERVICES 12.4%
Aerospace & Defense 1.1%
Airbus (EUR)  17,722 3,265
Howmet Aerospace  37,000 2,532
5,797
Commercial Services &
Supplies 0.8%
Waste Connections  22,210 3,820
3,820
Construction & Engineering 0.1%
WillScot Mobile Mini Holdings (1) 15,500 721
721
Electrical Equipment 0.5%
Hubbell  5,763 2,392
2,392
Ground Transportation 3.1%
CSX  115,300 4,274
Uber Technologies (1) 146,689 11,294
15,568
Industrial Conglomerates 2.5%
General Electric  32,327 5,674
Roper Technologies  12,409 6,960
12,634
Machinery 1.3%
Dover  14,600 2,587
IDEX  10,434 2,546
Toro  18,112 1,660
6,793
Professional Services 3.0%
Booz Allen Hamilton Holding  23,980 3,559
Dayforce  (1) 58,203 3,854
Shares $ Value
(Cost and value in $000s)
‡
FTI Consulting (1) 23,710 4,986
TransUnion  34,300 2,737
15,136
Total Industrials & Business Services 62,861
INFORMATION
TECHNOLOGY 26.8%
Electronic Equipment, Instruments
& Components 0.5%
Amphenol, Class A  23,400 2,699
2,699
Semiconductors & Semiconductor
Equipment 7.9%
Advanced Micro Devices (1) 7,700 1,390
Lam Research  4,519 4,390
Monolithic Power Systems  4,700 3,184
NVIDIA  28,606 25,847
Taiwan Semiconductor Manufacturing,
ADR  41,000 5,578
40,389
Software 14.0%
Adobe (1) 10,900 5,500
BILL Holdings (1) 29,175 2,005
Canva , Acquisition Date: 8/16/21 -
11/4/21, Cost $349 (1)(2)(3) 205 219
Confluent, Class A (1) 67,100 2,048
Fair Isaac (1) 4,400 5,498
Fortinet (1) 60,600 4,140
Microsoft  88,405 37,194
Salesforce  14,727 4,435
ServiceNow  (1) 8,800 6,709
Synopsys (1) 6,264 3,580
71,328
Technology Hardware, Storage &
Peripherals 4.4%
Apple  130,531 22,383
22,383
Total Information Technology 136,799
MATERIALS 2.8%
Chemicals 1.6%
FMC  39,400 2,510
Linde  11,676 5,421
7,931
Metals & Mining 1.2%
ERO Copper (CAD) (1) 178,602 3,444
Southern Copper  20,100 2,141
Warrior Met Coal  11,600 704
6,289
Total Materials 14,220
REAL ESTATE 0.3%
Industrial Real Estate Investment
Trusts 0.3%
Rexford Industrial Realty, REIT  28,900 1,454
Total Real Estate 1,454

T. ROWE PRICE All-Cap Opportunities Portfolio

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES 0.3%
Electric Utilities 0.3%
Constellation Energy  8,800 1,627
Total Utilities 1,627
Total Common Stocks (Cost
$346,796) 500,987
CONVERTIBLE PREFERRED STOCKS 0.7%
COMMUNICATION SERVICES 0.4%
Interactive Media & Services 0.4%
ByteDance , Series E, Acquisition Date:
7/8/19, Cost $386 (1)(2)(3) 7,838 1,872
Total Communication Services 1,872
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $292 (1)(2)(3) 36,019 131
Treeline Biosciences, Series
A, Acquisition Date: 9/26/22,
Cost $60 (1)(2)(3) 7,690 60
Total Health Care 191
INDUSTRIALS & BUSINESS
SERVICES 0.1%
Aerospace & Defense 0.1%
ABL Space Systems, Series
B, Acquisition Date: 3/24/21,
Cost $541 (1)(2)(3) 12,016 421
ABL Space Systems, Series
B-2, Acquisition Date: 10/22/21,
Cost $232 (1)(2)(3) 3,407 118
Total Industrials & Business Services 539
Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Canva , Series A, Acquisition Date:
11/4/21, Cost $20 (1)(2)(3) 12 13
Waymo , Series A-2, Acquisition Date:
5/8/20, Cost $747 (1)(2)(3) 8,696 536
Total Information Technology 549
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $441 (1)(2)(3) 9,305 444
Total Materials 444
Total Convertible Preferred Stocks
(Cost $2,719) 3,595
PREFERRED STOCKS 0.5%
HEALTH CARE 0.5%
Life Sciences Tools & Services 0.5%
Sartorius (EUR)  6,519 2,589
Total Health Care 2,589
Total Preferred Stocks (Cost $2,465) 2,589
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve
Fund, 5.39% (4)(5) 1,867,849 1,868
Total Short-Term Investments (Cost
$1,868) 1,868
Total Investments in
Securities 100.1%
(Cost $353,848) $ 509,039
Other Assets Less Liabilities (0.1)% (441)
Net Assets 100.0% $ 508,598
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,894 and represents 0.8% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE All-Cap Opportunities Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ —# $ — $ 43+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government Reserve Fund, 5.39% $ 6,710  ¤  ¤ $ 1,868^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $43 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $1,868.

T. ROWE PRICE All-Cap Opportunities Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price All-Cap Opportunities Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE All-Cap Opportunities Portfolio

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 491,150 $ 9,538 $ 299 $ 500,987
Convertible Preferred Stocks — — 3,595 3,595
Preferred Stocks — 2,589 — 2,589
Short-Term Investments 1,868 — — 1,868
Total $ 493,018 $ 12,127 $ 3,894 $ 509,039

T. ROWE PRICE All-Cap Opportunities Portfolio

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E302-054Q1 03/24